Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade and Other Payables [Abstract]
Trade payables	€ 16,731	€ 29,299
Sales tax liabilities	599	953
Accrued expenses	819	1,292
Trade payables due to related parties	1,822	2,601
Other payables non-financial	561	811
Other payables financial	333	215
Total	€ 20,865	€ 35,171